Commercial Mortgage Loans (Composition of Loan Portfolio) (Details) - Commercial Portfolio Segment - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 17,200	$ 79,850
Percentage	100.00%	100.00%
Student Housing - Multifamily [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 17,200	$ 17,200
Percentage	100.00%	21.60%
Hospitality [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 0	$ 44,500
Percentage	0.00%	55.70%
Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Par Value	$ 0	$ 18,150
Percentage	0.00%	22.70%